Non-controlling interest - Schedule of reconciliation of non-controlling interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non controlling interest [Abstract]
Balance, beginning of the year	$ 6,410	$ 7,147
Net income (loss) attributable to NCI	(229)	(737)
Balance, end of the year	$ 6,181	$ 6,410